Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	Texas Precious Metals Trust
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0724963
Entity Address, Address Line One	Three Main Street Suite 215
Entity Address, City or Town	Burlington
Entity Address, State or Province	VT
Entity Address, Postal Zip Code	05401
City Area Code	802
Local Phone Number	540-0019
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	Texas Precious Metals Trust is filing this Pre-Effective Amendment No. 4 (“Amendment No. 4”) to its Registration Statement on Form S-1 (333-290493), originally filed on September 24, 2025 (the “Registration Statement”), as an exhibit-only filing solely to add an exhibit to the Registration Statement as set forth in the exhibit index. This Amendment No. 4 consists only of the facing page, this explanatory note, Part II of the Registration Statement, the signature page to the Registration Statement, the exhibit index and the exhibits being filed with this Amendment No. 4. Part I of the Registration Statement is unchanged and has been omitted.
Entity Central Index Key	0002087989
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	true